Advances for Vessels under Construction (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advances for Vessels under Construction
Advance payments for vessels		$ 196,730
Progress payments for vessels		288,091
Capitalized interest		39,465
Total		524,286
Advances for Vessels
Balance at the beginning of the period	524,286	904,421
Additions	497,661	693,030
Transfer to vessels' cost	(1,021,947)	(1,073,165)
Balance at the end of the period		$ 524,286